Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Dividend yield	5.16%	5.74%	6.28%
Expected volatility	35.15%	34.80%	34.08%
Risk-free interest rate	1.48%	2.87%	3.23%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$11.11	$9.60	$7.82

Summary of stock options activity
	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,252	$42.12	1,207	$39.45	1,062	$37.71
Options granted	332	57.33	289	49.17	280	43.29
Options exercised	(341)	40.11	(232)	36.92	(129)	33.58
Options terminated	(81)	51.81	(12)	43.09	(6)	37.82
Options at end of period	1,162	$46.40	1,252	$42.12	1,207	$39.45

Options exercisable at end of period	313	$40.82	427	$39.45	440	$37.76
Weighted average fair value of
options granted during the period		$11.11		$9.60		$7.82

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$30-$40	271	$36.80	6.3	132	$36.58	5.5
$40-$50	593	45.31	7.7	181	43.90	6.3
$50+	298	57.33	10.0	-	-	-
Totals	1,162	$$46.40	6.9	313	$40.82	6.0

Aggregate intrinsic value	$17,095,000			$6,341,000

Non-vested stock incentive awards
	Stock Options		Restricted Stock
	Number of	Weighted-Average	Number of	Weighted-Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2011	825	$7.40	508	$44.91
Vested	(211)	6.96	(228)	47.38
Granted	332	11.11	404	57.31
Terminated	(97)	7.29	(83)	42.75
Non-vested at December 31, 2012	849	$8.97	601	$52.60